Note 5 - Accounting Policies and Recent Accounting Pronouncements - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite intangible asset	$ 77,090	$ 77,090	$ 77,090
Istaroxime Drug Candidate [Member]
Indefinite intangible asset	22,340	22,340
Rostafuroxin Drug Candidate [Member]
Indefinite intangible asset	$ 54,750	$ 54,750